STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net loss	$ (57,899,169)	$ (21,727,818)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,612,086	1,157,976
Change in fair value of derivative liability	19,714,808	8,396,169
Interest from issuance of convertible note	10,594,182
Loss on extinguishment of warrants	4,038,063
(Gain) loss on sale of assets		(8,166)
Interest converted to preferred stock		13,129
Employee stock compensation	110,124	297,244
Warrant issuance and modifications	612,006	25,063
Debt discount amortization	122,050	41,667
Asset disposal		11,124
Changes in operating assets and liabilities:
Increase in accounts receivable, net	(143,905)	(83,070)
Increase in inventory	(676,048)	(136,855)
Increase in prepaid and other assets	(56,797)	(217,597)
Increase in accounts payable	602,056	37,171
Increase in accrued liabilities	700,790	(203,455)
Net cash used in operating activities	(20,669,754)	(12,397,418)
Cash flows from investing activities:
Acquisition of property and equipment	(1,566,044)	(248,133)
Construction of equipment	(3,226,943)	(971,122)
Proceeds from sale of assets		35,000
Proceeds from sale leaseback		1,500,000
Net cash used in investing activities	(4,792,987)	315,745
Cash flows from financing activities:
Proceeds from issuance of common stock		6,375,837
Proceeds from exercise of warrants	3,161,220	31,600
Proceeds from issuance of convertible notes payable	4,135,000	100,000
Proceeds from issuance of convertible notes payable - related party		300,000
Proceeds from issuance of preferred stock		6,569,886
Proceeds from follow-on offering	21,933,874
Proceeds from issuance of notes payable - related party	250,000	890,000
Principal payments of capital leases	(947,423)	(944,606)
Principal payments of notes payable	(49,994)	(44,644)
Principal payments of notes payable - related party	(250,000)	(390,000)
Net cash provided by financing activities	28,232,677	12,888,073
Net increase in cash	2,769,936	806,400
Cash, beginning of the period	2,017,823	1,211,423
Cash, end of the period	4,787,759	2,017,823
Supplemental disclosures of cash flow information:
Interest paid	1,055,255	1,121,066
Income taxes paid	1,250	6,447
Supplemental schedule of non-cash investing and financing activities:
Conversion of preferred stock to common stock	2,651	18,846,539
Issuance of preferred stock as debt discount	0	100,000
Restricted Cash from Convertible Debt	13,800,000
Conversion of note payable to preferred stock	0	400,000
Assets acquired through capital leases	0	807,272
Offering costs incurred but unpaid	235,020	64,760
Property and equipment included in accounts payable	226,214	393,119
Cashless exercise of warrants	1,011
Change in derivative liability from convertible debt	15,731,315
Change in derivative liability from exercised and issued warrants	$ 39,151,949	$ 1,586,181